Item 1. Report to Shareholders

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

GROWTH STOCK FUND
--------------------------------------------------------------------------------
As of 12/31/03

Lipper Large-Cap Core Funds Index   $24,271
Growth Stock Fund   $28,950
S&P 500 Stock Index   $28,563

                      S&P 500           Lipper Large-Cap          Growth Stock
                    Stock Index         Core Funds Index              Fund

12/31/1993           $10,000                $10,000                 $10,000

12/31/1994            10,132                  9,892                  10,089

12/31/1995            13,940                 13,034                  13,213

12/31/1996            17,140                 15,620                  16,080

12/31/1997            22,859                 20,184                  20,352

12/31/1998            29,392                 25,621                  25,931

12/31/1999            35,576                 30,578                  31,674

12/31/2000            32,337                 28,325                  31,759

12/31/2001            28,493                 24,689                  28,650

12/31/2002            22,196                 19,447                  22,061

12/31/2003            28,563                 24,271                  28,950

Note: Performance for the Advisor and R Class shares will vary due to their differing fee structures. See returns table on the next page.

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Average Annual Compound Total Return
--------------------------------------------------------------------------------

                                                               Since  Inception
Periods Ended 12/31/03          1 Year   5 Years 10 Years  Inception       Date
--------------------------------------------------------------------------------

Growth Stock Fund               31.23%     2.23%   11.22%     -          -

S&P 500 Stock Index             28.68     -0.57    11.07

Lipper Large-Cap Growth
Funds Index                     26.96     -5.53     7.77

Lipper Large-Cap Core
Funds Index                     24.80     -1.08     9.27
--------------------------------------------------------------------------------

Growth Stock Fund-
Advisor Class                   30.97      -        -      0.32%      12/31/01

S&P 500 Stock Index             28.68      -        -      0.12*

Lipper Large-Cap Growth
Funds Index                     26.96      -        -     -4.46*

Lipper Large-Cap Core
Funds Index                     24.80      -        -     -0.85*
--------------------------------------------------------------------------------

Growth Stock Fund-R Class       30.56      -        -     31.73        9/30/02

S&P 500 Stock Index             28.68      -        -     30.51**

Lipper Large-Cap Growth
Funds Index                     26.96      -        -     25.20**

Lipper Large-Cap Core
Funds Index                     24.80      -        -     25.68**
--------------------------------------------------------------------------------

*  Benchmark since-inception data for the time period 12/31/01-12/31/03.

** Benchmark since-inception data for the time period 9/30/02-12/31/03.

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that the Growth Stock Fund, Growth Stock Fund-Advisor Class, and Growth Stock Fund-R Class generated solid returns for the 12-month period ended December 31, 2003. The fund's 2003 return outpaced its Lipper peer group and the S&P 500. (Effective 10/23/03, Lipper reclassified the fund, moving it to the Lipper Large-Cap Core category from the Lipper Large-Cap Growth category.) The fund especially benefited from stock selection in the telecom services and health care sectors.

As you know, the fund's investment objective is to provide long-term capital growth through investments primarily in the common stocks of well-established growth companies. We generally look for companies with an above-average rate of earnings growth, a lucrative niche in the economy that gives them the ability to sustain earnings momentum even in times of slow economic growth, and the ability to pay increasing dividends through strong cash flow.

[Graphic Omitted]

Major Index Returns
--------------------------------------------------------------------------------
                                 12-Month Return
S&P 500 Stock Index                          29%
S&P MidCap 400 Index                         36%
Russell 2000 Index                           47%
Nasdaq Composite                             50%


The Major Index Returns chart shows how various domestic stock markets performed over the past 12 months. As you can see, domestic stocks registered solid returns, with the technology-laden Nasdaq Composite and the small-cap Russell 2000 Index showing the best results. Mid-cap stocks also outperformed large-cap stocks, as represented by the S&P 500 Stock Index.

The Top 5 Sectors table shows how the fund's assets were allocated as of December 31, 2003. Consumer discretionary stocks were the largest sector allocation at 20.2% of net assets, increased from 18.1% a year earlier. Health care holdings were trimmed to 15.2% from 19.7%, while our allocation to the information technology sector rose to 19.0% from 16.8% at the end of 2002.

Top 5 Sectors
--------------------------------------------------------------------------------
                                          Percent of Net Assets
                                         12/31/02      12/31/03
--------------------------------------------------------------------------------
Consumer Discretionary                      18.1%         20.2%

Financials                                  20.8          20.1

Information Technology                      16.8          19.0

Health Care                                 19.7          15.2

Industrials and Business Services            7.7           6.5

For comparison purposes, we have restated the historical weightings to incorporate changes to the sector and industry classification system.


The Best and Worst Contributors table shows the stocks that had the greatest impact on the fund's performance during the year. Diversified financial services giant Citigroup and health care services provider UnitedHealth Group were the top positive contributors, while Royal Ahold, HCA, and Concord EFS were the largest detractors.


Best and Worst Contributors
--------------------------------------------------------------------------------
12 Months Ended 12/31/03

Best Contributors
--------------------------------------------------------------------------------
Citigroup

UnitedHealth Group

Cisco Systems

Nextel Communications

Cendant
--------------------------------------------------------------------------------

Worst Contributors
--------------------------------------------------------------------------------
Royal Ahold **

HCA **

Concord EFS **

Inditex

Kohl's
--------------------------------------------------------------------------------

** Position eliminated


Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman
January 20, 2004

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

Growth Stock class
                              Year
                             Ended
                          12/31/03   12/31/02   12/31/01    12/31/00   12/31/99

NET ASSET VALUE

Beginning of period       $  18.58   $  24.18   $  27.20   $   33.27   $  32.07

Investment activities
  Net investment
  income (loss)               0.06       0.05       0.09        0.07       0.11

  Net realized and
  unrealized gain (loss)      5.74      (5.61)     (2.76)       0.21       6.61

  Total from
  investment activities       5.80      (5.56)     (2.67)       0.28       6.72

Distributions
  Net investment income      (0.05)     (0.04)     (0.08)      (0.07)     (0.10)

  Net realized gain               -          -     (0.27)      (6.28)     (5.42)

  Total distributions        (0.05)     (0.04)     (0.35)      (6.35)     (5.52)

NET ASSET VALUE

End of period             $  24.33   $  18.58   $  24.18   $   27.20   $  33.27
                          ------------------------------------------------------

Ratios/Supplemental Data

Total return^                31.23%    (23.00)%    (9.79)%      0.27%     22.15%

Ratio of total expenses
to average net assets         0.76%      0.77%      0.77%       0.73%      0.74%

Ratio of net investment
income (loss) to average
net assets                    0.29%      0.23%      0.34%       0.20%      0.31%

Portfolio turnover rate       35.0%      46.9%      64.1%       74.3%      55.8%

Net assets,
end of period
(in millions)             $   5,651  $   3,728  $   4,685  $    5,428  $   5,672

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

Advisor Class
                                                         Year
                                                        Ended
                                                     12/31/03       12/31/02
NET ASSET VALUE

Beginning of period                                  $  18.54       $  24.18

Investment activities
  Net investment income                                  0.05           0.01*

  Net realized and
  unrealized gain (loss)                                 5.69          (5.61)

  Total from investment activities                       5.74          (5.60)

Distributions
  Net investment income                                 (0.05)         (0.04)

NET ASSET VALUE

End of period                                        $  24.23       $  18.54
                                                     -------------------------
Ratios/Supplemental Data

Total return^                                           30.97%        (23.16)%*

Ratio of total expenses to
average net assets                                       0.92%          1.10%*

Ratio of net investment
income (loss) to average
net assets                                               0.15%          0.00%*

Portfolio turnover rate                                  35.0%          46.9%

Net assets, end of period
(in thousands)                                       $  90,856      $     541

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.10% contractual expense limitation in effect through 12/31/03.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

R Class
                                                        Year        9/30/02
                                                       Ended        Through
                                                     12/31/03      12/31/02
NET ASSET VALUE

Beginning of period                                 $  18.56      $  17.20

Investment activities
  Net investment income                                 0.05         (0.01)

  Net realized and
  unrealized gain (loss)                                5.62          1.41**

  Total from investment activities                      5.67          1.40

Distributions
  Net investment income                                (0.04)        (0.04)

NET ASSET VALUE

End of period                                       $  24.19      $  18.56
                                                    ----------------------

Ratios/Supplemental Data

Total return^                                          30.56%         8.14%
Ratio of total expenses to
average net assets                                      1.21%         1.26%!

Ratio of net investment
income (loss) to average
net assets                                            (0.14)%       (0.17)%!

Portfolio turnover rate                                 35.0%         46.9%

Net assets, end of period
(in thousands)                                      $  12,778     $     108

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003

Portfolio of Investments (ss.)                          Shares/Par        Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)
COMMON STOCKS   96.2%

CONSUMER DISCRETIONARY   19.8%

Automobiles   0.9%

Harley-Davidson                                          1,173,400       55,772

                                                                         55,772

Hotels, Restaurants & Leisure   3.4%

Carnival                                                 1,197,900       47,593

Compass (GBP)                                            6,065,000       41,140

International Game Technology                            1,625,000       58,012

MGM Mirage *                                               556,873       20,944

Starbucks *                                                825,000       27,275

                                                                        194,964

Internet & Catalog Retail   0.8%

eBay *                                                     690,000       44,567

                                                                         44,567

Media   9.6%

British Sky Broadcast (GBP) *                            2,310,000       28,988

Clear Channel Communications                             1,635,000       76,567

Comcast, Class A *                                       2,740,000       85,707

EchoStar Communications, Class A *                       1,875,000       63,750

Liberty Media, Class A *                                 4,722,400       56,150

Omnicom                                                    215,000       18,776

Scripps, Class A                                           405,000       38,127

Time Warner *                                            2,270,000       40,837

Univision Communications, Class A *                      1,644,600       65,274

Viacom, Class B                                          1,755,524       77,910

                                                                        552,086

Multiline Retail   1.9%

Kohl's *                                                   520,000       23,369

Target                                                   2,198,900       84,437

                                                                        107,806

Specialty Retail   2.7%

Best Buy                                                   840,000       43,881

Home Depot                                               1,920,000       68,141

Inditex (EUR)                                              800,000       16,228

Kingfisher (GBP)                                         5,520,000       27,442

                                                                        155,692

Textiles, Apparel, & Luxury Goods   0.5%

Hermes (EUR)                                               162,528       31,413

                                                                         31,413

Total Consumer Discretionary                                          1,142,300

CONSUMER STAPLES   6.2%

Beverages   1.3%

Coca-Cola                                                1,070,000       54,302

PepsiCo                                                    435,000       20,280

                                                                         74,582

Food & Staples Retailing   3.0%

Sysco                                                    1,088,000       40,506

Wal-Mart                                                 1,175,000       62,334

Wal-Mart de Mexico (MXN)                                 3,925,000       11,188

Wal-Mart de Mexico ADR                                     590,000       16,668

Walgreen                                                 1,085,000       39,472

                                                                        170,168

Food Products   0.7%

General Mills                                              405,000       18,347

Unilever (GBP)                                           2,311,000       21,482

                                                                         39,829


Personal Products   0.4%

Gillette                                                   625,000       22,956

                                                                         22,956

Tobacco   0.8%

Altria Group                                               854,800       46,518

                                                                         46,518

Total Consumer Staples                                                  354,053

ENERGY   3.7%

Energy Equipment & Services   1.9%

Baker Hughes                                             1,660,000       53,385

Schlumberger                                             1,000,000       54,720

                                                                        108,105

Oil & Gas   1.8%

ChevronTexaco                                              565,000       48,811

Exxon Mobil                                              1,331,374       54,586

                                                                        103,397

Total Energy                                                            211,502


FINANCIALS   19.6%

Capital Markets   6.4%

Charles Schwab                                           1,663,400       19,695

Credit Suisse Group (CHF)                                1,175,000       42,971

Goldman Sachs Group                                        220,000       21,721

Mellon Financial                                         1,649,900       52,978

Merrill Lynch                                            1,210,000       70,966

Morgan Stanley                                             680,000       39,352

Northern Trust                                           1,000,000       46,420

State Street                                             1,434,000       74,683

                                                                        368,786

Commercial Banks   1.0%

U.S. Bancorp                                             2,000,000       59,560

                                                                         59,560

Consumer Finance   1.4%

American Express                                           625,000       30,144

SLM Corporation                                          1,365,000       51,433

                                                                         81,577

Diversified Financial Services   3.7%

Citigroup                                                4,360,000      211,634

                                                                        211,634

Insurance   5.3%

ACE                                                      1,000,000       41,420

American International Group                             2,110,000      139,851

Hartford Financial Services                                846,100       49,945

Marsh & McLennan                                           700,000       33,523

Travelers Property Casualty, Class A                     2,240,000       37,587

                                                                        302,326

Thrifts & Mortgage Finance   1.8%

Fannie Mae                                               1,040,400       78,093

Freddie Mac                                                460,000       26,827

                                                                        104,920

Total Financials                                                      1,128,803


HEALTH CARE   15.0%

Biotechnology   2.5%
Amgen *                                                  1,230,000       76,014

Genentech *                                                200,000       18,714

Gilead Sciences *                                          590,000       34,303

MedImmune *                                                746,700       18,966

                                                                        147,997

Health Care Equipment & Supplies   1.2%

Biomet                                                     681,500       24,813

Boston Scientific *                                        360,000       13,234

Medtronic                                                  635,000       30,867

                                                                         68,914

Health Care Providers & Services   5.3%

Cardinal Health                                            369,300       22,586

Medco *                                                    700,000       23,793

UnitedHealth Group                                       3,074,300      178,863

WellPoint Health Networks *                                815,000       79,047

                                                                        304,289

Pharmaceuticals   6.0%

Abbott Laboratories                                        800,000       37,280

Forest Laboratories *                                      889,700       54,983

Johnson & Johnson                                        1,045,000       53,985

Pfizer                                                   4,218,000      149,022

Sanofi-Synthelabo (EUR)                                    210,000       15,796

Wyeth                                                      800,000       33,960

                                                                        345,026

Total Health Care                                                       866,226

INDUSTRIALS & BUSINESS SERVICES   6.5%

Air Freight & Logistics   0.3%

UPS, Class B                                               220,000       16,401

                                                                         16,401

Commercial Services & Supplies   2.6%

Adecco (CHF)                                               595,000       38,230

Apollo Group, Class A *                                    885,000       60,180

Cendant *                                                2,250,000       50,108

                                                                        148,518

Industrial Conglomerates   2.7%

General Electric                                         2,520,000       78,069

Tyco International                                       3,078,100       81,570

                                                                        159,639

Machinery   0.9%

Danaher                                                    570,000       52,298

                                                                         52,298

Total Industrials & Business Services                                   376,856


INFORMATION TECHNOLOGY   18.4%

Communications Equipment   1.6%

Cisco Systems *                                          3,800,000       92,302

                                                                         92,302

Computer & Peripherals   1.4%

Dell *                                                   2,325,000       78,957

                                                                         78,957

Internet Software & Services   1.4%

InterActiveCorp *                                        1,114,000       37,798

Yahoo! *                                                   977,000       44,131

                                                                         81,929

IT Services   5.2%

Accenture, Class A *                                     1,600,000       42,112

Affiliated Computer Services, Class A *                  1,443,400       78,608

First Data                                               2,305,800       94,745

Fiserv *                                                 1,485,000       58,672

SunGard Data Systems *                                     900,000       24,939

                                                                        299,076

Semiconductor & Semiconductor Equipment   3.5%

Analog Devices                                             575,000       26,249

Applied Materials *                                      1,925,000       43,216

Intel                                                    1,450,000       46,690

Maxim Integrated Products                                  413,400       20,588

Samsung Electronics (KRW)                                   97,000       36,716

Xilinx *                                                   730,000       28,280

                                                                        201,739

Software   5.3%

Adobe Systems                                              746,100       29,322

Intuit *                                                 1,025,000       54,233

Microsoft                                                6,465,000      178,046

Siebel Systems *                                         1,650,000       22,885

Symantec *                                                 540,000       18,711

                                                                        303,197

Total Information Technology                                          1,057,200


MATERIALS   0.9%

Metals & Mining   0.9%

Nucor                                                      905,000       50,680

Total Materials                                                          50,680


TELECOMMUNICATION SERVICES   3.5%

Wireless Telecommunication Services   3.5%

China Mobile (Hong Kong) (HKD)                                 100            0

Nextel Communications, Class A *                         2,445,300       68,615

NTT DoCoMo (JPY)                                             2,600        5,897

Vodafone (GBP)                                          33,705,000       83,329

Vodafone ADR                                             1,725,300       43,202

Total Telecommunication Services                                        201,043

Total Miscellaneous Common Stocks 2.6%                                  148,347

Total Common Stocks (Cost $4,046,168)                                 5,537,010

SHORT-TERM INVESTMENTS   3.4%

Money Market Fund   3.4%

T. Rowe Price Reserve Investment Fund, 1.13% #         195,458,766      195,459

Total Short-Term Investments (Cost $195,459)                            195,459

Total Investments in Securities

99.6% of Net Assets (Cost $4,241,627)                                $5,732,469
                                                                     ----------

  (ss.)  Denominated in U.S. dollar unless otherwise noted

      #  Seven-day yield

      *  Non-income producing

    ADR  American Depository Receipts

    CHF  Swiss franc

    EUR  Euro

    GBP  British pound

    HKD  Hong Kong dollar

    JPY  Japanese yen

    KRW  South Korean won

    MXN  Mexican peso

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $4,241,627)           $   5,732,469

Other assets                                                           45,093

Total assets                                                        5,777,562

Liabilities

Total liabilities                                                      22,651

NET ASSETS                                                      $   5,754,911
                                                                -------------
Net Assets Consist of:

Undistributed net investment income (loss)                      $       1,436

Undistributed net realized gain (loss)                               (600,689)

Net unrealized gain (loss)                                          1,490,860

Paid-in-capital applicable to 236,599,420 shares of
$1.00 par value capital stock outstanding;
300,000,000 shares authorized                                       4,863,304

NET ASSETS                                                      $   5,754,911
                                                                -------------
NET ASSET VALUE PER SHARE

Growth Stock class
($5,651,276,995/232,320,686 shares outstanding)                 $       24.33
                                                                -------------
Advisor Class
($90,855,850/3,750,387 shares outstanding)                      $       24.23
                                                                -------------
R Class
($12,778,361/528,347 shares outstanding)                        $       24.19
                                                                -------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                           Year
                                                                          Ended
                                                                       12/31/03
Investment Income (Loss)

Income
  Dividend                                                          $    47,663

  Securities lending                                                          9

  Interest                                                                    1

  Total income                                                           47,673

Expenses
  Investment management                                                  25,638

  Shareholder servicing
    Growth Stock class                                                    7,897

    Advisor Class                                                            25

    R Class                                                                   3

  Custody and accounting                                                    336

  Prospectus and shareholder reports
    Growth Stock class                                                      239

    Advisor Class                                                             4

    R Class                                                                   1

  Registration                                                              143

  Distribution and service (12b-1)
    Advisor Class                                                            75

    R Class                                                                  12

  Legal and audit                                                            28

  Directors                                                                  23

  Miscellaneous                                                              35

  Reductions/repayments pursuant to expense limitation
    Expenses (reimbursed by) repaid to manager                                1

  Total expenses                                                         34,460

  Expenses paid indirectly                                                   (2)

  Net expenses                                                           34,458

Net investment income (loss)                                             13,215

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                           Year
                                                                          Ended
                                                                       12/31/03
Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                             58,390

  Written options                                                           109

  Foreign currency transactions                                            (793)

  Net realized gain (loss)                                               57,706

Change in net unrealized gain (loss)
  Securities                                                          1,191,750

  Other assets and liabilities
  denominated in foreign currencies                                          (9)

  Change in net unrealized gain (loss)                                1,191,741

Net realized and unrealized gain (loss)                               1,249,447

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $ 1,262,662
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                            Year
                                                           Ended
                                                        12/31/03       12/31/02
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)                      $     13,215   $      9,393

  Net realized gain (loss)                                57,706       (306,968)

  Change in net unrealized gain (loss)                 1,191,741       (803,751)

  Increase (decrease) in net assets from operations    1,262,662     (1,101,326)

Distributions to shareholders
  Net investment income
    Growth Stock class                                   (11,488)        (8,028)

    Advisor Class                                           (176)            (1)

    R Class                                                  (18)             -

                                                         (11,682)        (8,029)

Capital share transactions *
  Shares sold
    Growth Stock class                                 1,268,712        849,856

    Advisor Class                                         94,726            570

    R Class                                               12,947            100

  Distributions reinvested
    Growth Stock class                                    10,776          7,525

    Advisor Class                                            135              1

    R Class                                                   17              -

  Shares redeemed
    Growth Stock class                                  (597,262)      (704,362)

    Advisor Class                                        (14,046)           (91)

    R Class                                               (1,154)             -

  Increase (decrease) in net assets from
  capital share transactions                             774,851        153,599

Net Assets

Increase (decrease) during period                      2,025,831       (955,756)

Beginning of period                                    3,729,080      4,684,836

End of period                                       $  5,754,911   $  3,729,080
                                                    ---------------------------

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                            Year
                                                           Ended
                                                        12/31/03       12/31/02
*Share information
    Shares sold
      Growth Stock class                                  60,056         41,228

      Advisor Class                                        4,336             30

      R Class                                                574              6

    Distributions reinvested
      Growth Stock class                                     459            399

      Advisor Class                                            6              -

      R Class                                                  1              -

    Shares redeemed
      Growth Stock class                                 (28,816)       (34,752)

      Advisor Class                                         (621)            (5)

      R Class                                                (52)             -

    Increase (decrease) in shares outstanding             35,943          6,906

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       Decembber 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Growth Stock Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth and, secondarily, increasing dividend income through investments in the common stocks of well-established growth companies. The fund has three classes of shares: Growth Stock Fund (Growth Stock class), offered since April 11, 1950, Growth Stock Fund-Advisor Class (Advisor Class), offered since December 31, 2001, and Growth Stock Fund-R Class (R Class), offered since September 30, 2002. Advisor Class shares are sold only through brokers and other financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution and certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and ask prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
The Advisor Class and R Class each pay distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class's average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $211,000 for the year ended December 31, 2003. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At December 31, 2003, there were no securities on loan.

Options
Call and put options give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values.

--------------------------------------------------------------------------------
                                                     Number of
                                                     Contracts         Premiums
Outstanding at beginning of period                           -      $         -

Written                                                  4,000          676,000

Exercised                                                    -                -

Expired                                                   (500)         (86,000)

Closed                                                  (3,500)        (590,000)

Outstanding at end of period                                 -      $         -
                                                        -----------------------

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $2,187,789,000 and $1,530,628,000, respectively, for the year ended December 31, 2003

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2003 totaled $11,682,000 and were characterized as ordinary income for tax purposes. At December 31, 2003, the tax-basis components of net assets were as follows:


--------------------------------------------------------------------------------
Unrealized appreciation                                        $  1,529,527,000

Unrealized depreciation                                             (38,903,000)

Net unrealized appreciation (depreciation)                        1,490,624,000

Undistributed ordinary income                                         1,436,000

Capital loss carryforwards                                         (600,453,000)

Paid-in capital                                                   4,863,304,000

Net assets                                                     $  5,754,911,000
                                                               ----------------


The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of December 31, 2003, the fund had $352,727,000 of capital loss carryforwards that expire in 2009, $236,038,000 that expire in 2010, and $11,688,000 that expire in 2011.

For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------
Undistributed net investment income                           $       (698,000)

Undistributed net realized gain                                        698,000


At December 31, 2003, the cost of investments for federal income tax purposes was $4,241,863,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At December 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $2,653,000.

The Advisor Class and R Class are also subject to a contractual expense limitation through the limitation dates indicated in the table below. During the limitation period, the manager is required to waive its management fee and reimburse a class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation. Through the repayment date, each class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent the class's net assets have grown or expenses have declined sufficiently to allow repayment without causing the class's expense ratio to exceed its expense limitation.

--------------------------------------------------------------------------------
                                             Advisor Class        R Class

Expense Limitation                                    1.10%         1.35%

Limitation Date                                    12/31/03       4/30/04

Repayment Date                                     12/31/05       4/30/06


For the year ended December 31, 2003, each class operated below its expense limitation.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Growth Stock class and R Class. Expenses incurred pursuant to these service agreements totaled $5,612,000 for the year ended December 31, 2003, of which $494,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest. Neither the Spectrum Funds nor the Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to separate, special servicing agreements, expenses associated with the operation of the Spectrum and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum and Retirement Funds, respectively. Expenses allocated under these agreements are reflected as shareholder servicing expenses in the accompanying financial statements. For the year ended December 31, 2003, the fund was allocated $511,000 of Spectrum Funds' expenses and $235,000 of Retirement Funds' expenses. Of these amounts, $485,000 related to services provided by Price and $73,000 was payable at period-end. At December 31, 2003, approximately 4.8% of the outstanding shares of the Growth Stock class were held by the Spectrum Funds and 1.6% were held by the Retirement Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $1,613,000.

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Growth Stock Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Growth Stock Fund, Inc. (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with custodians, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 12/31/03
--------------------------------------------------------------------------------
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $12,517,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $12,517,000 of the fund's income and short-term capital gains qualified for the dividends-received deduction.

Information on Proxy Voting
--------------------------------------------------------------------------------
A description of the policies and procedures that the T. Rowe Price Growth Stock Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------
Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)               Principal Occupation(s) During Past 5 Years
Year Elected *                and Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President, and
(1/28/45)                     Chief Executive Officer, The Rouse Company, real
2001                          estate developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1/27/43)                     acquisition and management advisory firm
1980

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(4/9/38)                      Resources Corp. (5/00 to present), and Pacific
1994                          Rim Mining Corp. (2/02 to present); Chairman and
                              President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(9/21/43)                     Client Services, Marsh Inc.; Managing Director
2003                          and Head of International Private Banking,
                              Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(8/22/34)                     Inc., consulting environmental and civil engineers
2001

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc., a
(10/21/46)                    real estate investment company; Senior Advisor
2001                          and Partner, Blackstone Real Estate Advisors,
                              L.P.; Director, AMLI Residential Properties Trust,
                              Host Marriott Corp., and The Rouse Company

Hubert D. Vos **              Owner/President, Stonington Capital Corp.,
(8/2/33)                      a private investment company
1994

Paul M. Wythes **             Founding Partner, Sutter Hill Ventures, a venture
(6/23/33)                     capital limited partnership, providing equity
1994                          capital to young high-technology companies
                              throughout the United States; Director,
                              Teltone Corp.

* Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

** Retired from Board of Directors effective December 31, 2003.

Inside Directors

Name
(Date of Birth)
Year Elected *
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years
Portfolios Overseen]          and Directorships of Other Public Companies

James A.C. Kennedy, CFA       Director and Vice President, T. Rowe
(8/15/53)                     Price and T. Rowe Price Group, Inc.
1997
[39]

James S. Riepe                Director and Vice President, T. Rowe Price;
(6/25/43)                     Vice Chairman of the Board, Director, and Vice
1982                          President, T. Rowe Price Group, Inc.;
[107]                         Chairman of the Board and Director, T. Rowe Price
                              Global Asset Management Limited, T. Rowe Price
                              Global Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe
                              Price Services, Inc.; Chairman of the Board,
                              Director, President, and Trust Officer, T. Rowe
                              Price Trust Company; Director, T. Rowe Price
                              International, Inc.; Chairman of the Board,
                              Growth Stock Fund

M. David Testa, CFA, CIC      Chief Investment Officer, Director, and Vice
(4/22/44)                     President, T. Rowe Price; Vice Chairman of the
1984                          Board, Chief Investment Officer, Director,
[107]                         and Vice President, T. Rowe Price Group, Inc.;
                              Chairman of the Board and Director, T. Rowe Price
                              International, Inc.; Director, T. Rowe Price
                              Global Asset Management Limited and T. Rowe Price
                              Global Investment Services Limited; Director and
                              Vice President, T. Rowe Price Trust Company


* Each inside director serves until retirement, resignation, or election of a successor.


Officers

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Carol G. Bartha (1/4/42)                Employee, T. Rowe Price
Assistant Vice President,
Growth Stock Fund

Stephen V. Booth (6/21/61)              Vice President, T. Rowe Price, T. Rowe
Vice President, Growth Stock Fund       Price Group, Inc., and T. Rowe Price
                                        Trust Company

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, Growth Stock Fund            Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Anna M. Dopkin, CFA (9/5/67)            Vice President, T. Rowe Price and
Vice President, Growth Stock Fund       T. Rowe Price Group, Inc.

Roger L. Fiery III, CPA (2/10/59)       Vice President, T. Rowe Price, T. Rowe
Vice President, Growth Stock Fund       Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

John R. Ford, CFA (11/25/57)            Vice President, T. Rowe Price and
Vice President, Growth Stock Fund       T. Rowe Price Group, Inc.; Chief
                                        Investment Officer, Director, and Vice
                                        President, T. Rowe Price International,
                                        Inc.

Robert N. Gensler (10/18/57)            Vice President, T. Rowe Price and
Vice President, Growth Stock Fund       T. Rowe Price Group, Inc.

Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe
Vice President, Growth Stock Fund       Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe
                                        Price Trust Company; Vice President,
                                        T. Rowe Price, T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Retirement Plan Services, Inc.

Kris H. Jenner, M.D., D. Phil. (2/5/62) Vice President, T. Rowe Price and
Vice President, Growth Stock Fund       T. Rowe Price Group, Inc.

Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe
Secretary, Growth Stock Fund            Price and T. Rowe Price Investment
                                        Services, Inc.

D. James Prey III (11/26/59)            Vice President, T. Rowe Price and
Vice President, Growth Stock Fund       T. Rowe Price Group, Inc.

Larry J. Puglia (8/25/60)               Vice President, T. Rowe Price and
Vice President, Growth Stock Fund       T. Rowe Price Group, Inc.

Robert W. Sharps, CFA (6/10/71)         Vice President, T. Rowe Price and
Executive Vice President,               T. Rowe Price Group, Inc.
Growth Stock Fund

Robert W. Smith (4/11/61)               Vice President, T. Rowe Price, T. Rowe
President, Growth Stock Fund            Price Group, Inc., and T. Rowe Price
                                        International, Inc.

Michael F. Sola, CFA (7/21/69)          Vice President, T. Rowe Price and
Vice President, Growth Stock Fund       T. Rowe Price Group, Inc.

Julie L. Waples (5/12/70)               Vice President, T. Rowe Price
Vice President, Growth Stock Fund

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                             $20,335               $15,198
     Audit-Related Fees                       1,307                    --
     Tax Fees                                 5,281                 3,679
     All Other Fees                             124                   259

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth Stock Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 13, 2004